Equity (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net income (loss) for the year	$ 126,375	$ 7,819	$ (80,224)
Weighted average number of shares outstanding (in thousands):
Basic	1,150,743	1,152,609	1,155,030
Diluted	1,165,859	1,165,451	1,165,135
Earnings (loss) per share:
Basic	$ 0.110	$ 0.007	$ (0.069)
Diluted	$ 0.108	$ 0.007	$ (0.069)